DEBT FACILITIES - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)	Sep. 30, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt		$ 321.3	$ 370.4
Revolving credit facilities, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 1,000.0
Unsecured term loan, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 200.0
Unsecured senior notes, fixed rate
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt	$ 127.0